Disclosures About the Temporary Exemption from IFRS 9	12 Months Ended
Dec. 31, 2021
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Disclosures About the Temporary Exemption from IFRS 9
33	DISCLOSURES ABOUT THE TEMPORARY EXEMPTION FROM IFRS 9
According to IFRS 4 Amendments, the Company made the assessment based on the Group’s financial position of 31 December 2015, concluding that the carrying amount of the Group’s liabilities arising from contracts within the scope of IFRS 4, which includes any deposit components or embedded derivatives unbundled from insurance contracts, was significant compared to the total carrying amount of all its liabilities. The percentage of the total carrying amount of its liabilities connected with insurance relative to the total carrying amount of all its liabilities is greater than 90 percent. There had been no significant change in the activities of the Group since then that requires reassessment. Therefore, the Group’s activities are predominantly connected with insurance, meeting the criteria to apply temporary exemption from IFRS 9.
Sino-Ocean, China Unicom, CGB and certain associates of the Group, have adopted IFRS 9. According to IFRS 4 Amendments, the Group elected not to apply uniform accounting policies when using the equity method for these associates.

(a)	The tables below present the fair value of the following groups and fair value changes for the years of major financial assets (i) under IFRS 9:

	For the year ended 31 December
	2021 RMB million	2020 RMB million
Held for trading financial assets	206,771	161,570
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
- Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding (“SPPI”)	2,559,014	1,978,361
- Financial assets with contractual terms that do not give rise to SPPI	958,340	929,597

Total	3,724,125	3,069,528

	Fair value changes for the year ended 31 December
	2021 RMB million	2020 RMB million

Held for trading financial assets	4,541	22,414
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
-Financial assets with contractual terms that give rise to SPPI	92,219	(11,064)
-Financial assets with contractual terms that do not give rise to SPPI	14,959	55,151

Total	111,719	66,501

(i)	Only including securities at fair value through profit or loss, loans (excluding policy loans), available-for-sale securities and held-to-maturity securities.

(b)	The table below presents the credit risk exposure (ii) for aforementioned financial assets with contractual terms that give rise to SPPI:

	Carrying amount (iii)
	As at 31 December 2021 RMB Million	As at 31 December 2020 RMB Million
Domestic
Rating not required (iv)	832,127	719,142
AAA	1,592,582	1,207,034
AA+	6,551	4,197
AA	80	170
AA-	3,000	3,000

Subtotal	2,434,340	1,933,543

Overseas
A+	427	25
A	4,331	3,654
A-	13	45
BBB+	75	112
BBB-	—	13
Not rated	—	24

Subtotal	4,846	3,873

Total	2,439,186	1,937,416

(c)	The table below presents financial assets without low credit risk for aforementioned financial assets with contractual terms that give rise to SPPI:

	As at 31 December 2021
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	9,631	7,274
Overseas	—	—

Total	9,631	7,274

	As at 31 December 2020
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	7,367	4,966
Overseas	24	4

Total	7,391	4,970

(ii)
Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.

(iii)	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.

(iv)	Mainly including government bonds and policy financial bonds.